Document and Entity Information	Dec. 05, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2025
Entity File Number	001-36534
Entity Registrant Name	IRADIMED CORPORATION
Entity Central Index Key	0001325618
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-1408526
Entity Address, Address Line One	10275 Ingenuity Dr.
Entity Address, City or Town	O
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	407
Local Phone Number	677-8022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	IRMD
Security Exchange Name	NASDAQ